DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Results, Net (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (700,775)	$ (1,111,383)	$ (1,905,927)
Recovery of insurance		22,071	90,308	2,275,910
Recovery action of VAT and income tax		0	0	451,267
Others		(80,083)	782,854	(39,850)
Total		$ (758,787)	$ (238,221)	$ 781,400

[1]	Including legal expenses